Deferred Revenue	12 Months Ended
Dec. 31, 2025
Deferred Revenue
Deferred Revenue

12.  Deferred Revenue

	As of December 31,
	2024	2025
	US$	US$
Deferred Revenue
-Cloud-based connectivity and basic IoT services (1)	1,277	1,306
-Membership (2)	—	—
-SaaS (3)	6,625	8,778
Total deferred revenue	7,902	10,084
(1)	Deferred cloud-based connectivity and basic IoT services related revenue

Deferred cloud-based connectivity and basic IoT services related revenue represents the Group’s provision of cloud-based connectivity obligation and basic IoT services to customers.

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balances	1,375	1,122	1,277
Deferral of revenue	984	1,123	1,148
Recognition of deferred revenue	(1,237)	(968)	(1,119)
Ending balances	1,122	1,277	1,306
(2)Deferred Revenue-Membership

Deferred Revenue-Membership represents the Group’s remaining performance obligation performed over the period of time under its 2020 Membership Program (Note 2(r)).

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balances	672	—	—
Deferral of revenue	179	—	—
Recognition of deferred revenue	(851)	—	—
Ending balances	—	—	—
(3)	Deferred Revenue-SaaS

Deferred Revenue-SaaS mainly represents the Group’s remaining performance obligation in providing industry SaaS and cloud-based value-added services with AI application functions over the period of time (Note 2(r)).

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Beginning balances	5,168	6,186	6,625
Deferral of revenue	19,402	24,498	33,616
Recognition of deferred revenue	(18,384)	(24,059)	(31,463)
Ending balances	6,186	6,625	8,778